Reportable segments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related party
Reportable segments

Note 14 Reportable segments

The Company currently has one primary reportable geographic segment - United States. The Company has two reportable operating segments - Telecommunications and Infrastructure.  The Company also have included a Non-operating Corporate segment.  All inter-segment revenues are eliminated.

Summary information with respect to the Company’s operating segments is as follows for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenue
Telecommunications	$155,606,953	$125,960,397	$298,967,241	$237,085,903
Infrastructure	25,433,659	3,616,398	45,051,261	3,624,795
Total revenue	$181,040,612	$129,576,795	$344,018,502	$240,710,698

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
(Loss) Income from operations
Telecommunications	$360,590	$587,094	$887,252	$1,276,565
Infrastructure	1,656,342	(271,449)	3,293,159	(739,966)
Non-operating corporate	(14,483,002)	(12,010,097)	(29,432,761)	(17,604,694)
Total (loss) from operations	$(12,466,070)	$(11,694,452)	$(25,252,350)	$(17,068,095)

A reconciliation of the Company's consolidated segment loss from operations to consolidated loss from operations before income taxes and net income (loss) for the three and six months ended June 30, 2022 and 2021 are as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Loss from operations	$(12,466,070)	$(11,694,452)	$(25,252,350)	$(17,068,095)
Income (loss) from investments, net	(912,369)	859,614	(1,022,375)	4,261,328
Amortization of debt discount	(6,414,071)	(920,914)	(7,443,668)	(982,788)
Amortization of debt discount, related party	-	-	-	(95,127)
Interest expense	(745,728)	(267,681)	(1,480,781)	(448,683)
Other income (expense), net	715,238	(10,508)	913,591	(10,838)
Foreign exchange adjustments	169,411	(61,234)	(86,191)	(512,712)
Total other expenses	(7,187,519)	(400,723)	(9,119,424)	2,211,180
Loss from operations before income taxes	(19,653,589)	(12,095,175)	(34,371,774)	(14,856,915)
Income tax (expense) benefit	11,337	2,010,198	1,589,620	3,192,832
Net income (loss)	$(19,642,252)	$(10,084,977)	$(32,782,154)	$(11,664,083)
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Depreciation and Amortization
Telecommunications	$42,422	$49,648	$85,922	$99,595
Infrastructure	1,060,643	48,308	1,226,197	48,308
Total	$1,103,065	$97,956	$1,312,119	$147,903

	June 30,	December 31,
	2022	2021
Capital Expenditures
Telecommunications	$-	$-
Infrastructure	70,542	1,355,297
Total	$70,542	$1,355,297

	June 30,	December 31,
	2022	2021
Investments
Telecommunications	$-	$-
Infrastructure	1,488,152	2,279,978
Non-operating corporate	14,937,000	7,438,765
Total	$16,425,152	$9,718,743

	June 30,	December 31,
	2022	2021
Total Assets
Telecommunications	$97,257,845	$73,658,598
Infrastructure	80,850,627	56,700,602
Non-operating corporate	111,328,924	79,579,215
Eliminations	(82,129,357)	(66,328,903)
Total	$207,308,039	$143,609,512

Note 13 Reportable segments

The Company currently has one primary reportable geographic segment - United States. The Company has two reportable operating segments – Telecommunications, and Infrastructure. We also have included a Non-operating Corporate segment. All inter-segment revenues are eliminated.

Summary information with respect to the Company’s operating segments is as follows for the years ended December 31:

	2021	2020
Revenue
Telecommunications	$452,766,913	$84,723,235
Infrastructure	24,251,250	2,791
Total revenue	$477,018,163	$84,726,026

	2021	2020
(Loss) Income from operations
Telecommunications	$1,678,551	$274,765
Infrastructure	586,495	(602,061)
Non-operating corporate	(40,549,511)	(4,422,723)
Total (loss) from operations	$(38,284,465)	$(4,750,019)

A reconciliation of the Company’s consolidated segment operating income to consolidated earnings before income taxes as of December 31, is as follows:

	2021	2020
Loss from operations	$(38,284,465)	$(4,750,019)
Loss on impairment	(18,116,263)	(13,757,907)
Net income from investments	3,330,057	49,710
Amortization of debt discount	(3,055,978)	(2,667,733)
Other income (expense), net	1,063,772	(415,202)
Interest expense	(1,457,900)	(391,781)
Foreign exchange adjustments	(334,496)	425,309
Amortization of debt discount, related party	(95,127)	(28,032)
Amortization of debt issue costs	(10,438)	(19,562)
Stock issuance costs	-	(13,400,000)
Interest expense, related party	-	(26,703)
Loss on modification of debt	-	(98,825)
Total other expenses	(18,676,373)	(30,330,726)
Loss from operations before income taxes	(56,960,838)	(35,080,745)
Income tax (expense) benefit	5,291,867	438,104
Net income (loss)	$(51,668,971)	$(34,642,641)
	2021	2020
Depreciation and Amortization
Telecommunications	$197,691	$82,662
Infrastructure	331,309	-
Total	$529,000	$82,662

	2021	2020
Capital Expenditures
Telecommunications	$-	$-
Infrastructure	1,355,297	202,613
Total	$1,355,297	$202,613

	2021	2020
Investments
Telecommunications	$-	$-
Infrastructure	2,279,978	149,262
Non-operating corporate	7,438,765	3,249,710
Total	$9,718,743	$3,398,972

	2021	2020
Total Assets
Telecommunications	$73,658,598	$78,851,623
Infrastructure	56,700,601	21,390,426
Non-operating corporate	79,579,215	35,872,090
Eliminations	66,328,902)	36,706,820)
Total	$143,609,512	$99,407,319